Interest Expenses, Net (Details) - Schedule of Interest Expenses - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Interest Expenses [Abstract]
Interest expense	$ (238,269)	$ (248,130)
Interest income	38,557	7,226
Total interest expense, net	$ (199,712)	$ (240,904)